Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.40%)
Past 5 years	1.75%
Past 10 years	4.63%
Fidelity Managed Retirement 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.80%)
Past 5 years	0.30%
Past 10 years	3.14%
Fidelity Managed Retirement 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.01%)
Past 5 years	1.01%
Past 10 years	3.31%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNG
Average Annual Return:
Past 1 year	(11.74%)
Past 5 years	2.26%
Past 10 years	4.93%